Benefits offered to team members	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Benefits offered to team members

27 Benefits offered to team members

27.1	Short-term benefits

The obligations of short-term benefits for employees are recognized as personnel expenses as the corresponding service is rendered. The liability is recognized at the amount of the expected payment if the Company has a legal or constructive obligation to pay the amount due to services rendered by an employee in the past and the obligation can be reliably estimated.

	2021	2020	2019

Health care	235,681	197,683	181,466
Private pension	136,851	94,302	90,687
Transport	77,201	66,752	67,761
Feeding	51,240	38,400	35,677
Life insurance	10,324	9,875	7,997
Training	15,723	14,892	26,261
Other	12,546	14,117	12,164
	539,566	436,021	422,013

27.2 Long-term Incentive Plan (“LTI Plan”)

The fair value at the issue date of share-based payments granted to employees is recognized as personnel expenses, with a corresponding increase in shareholders' equity, during the period the employees acquire the full right to the award. The amount recognized as an expense is adjusted to reflect the number of awards for which there is an expectation that the service and performance requirements will be fulfilled, so that the final amount recognized as an expense is based on the number of awards that effectively fulfill the service and performance conditions on the vesting date.

For share-based payment awards with non-vesting conditions, the fair value at the grant date of the share-based awards is measured to reflect such conditions and no further adjustments are made for the differences between the expected and actual results.

The fair value of the amount payable to employees related to rights on stock price appreciation, which are settled in cash, is recognized as an expense with a corresponding increase in liabilities during the period in which the employees acquire the full right to the payment. The liabilities are remeasured on each reporting date and on the settlement date, based on the fair value of the rights to stock price appreciation. Any changes in the fair value of the liability are recognized in the income statement as personnel expenses.

On March 21, 2018, the Extraordinary Shareholders’ Meeting approved the Long-Term Incentive Plan (“LTI Plan”), which aims to align the interests of its participants with those of the Company’s shareholders. Also, the LTI Plan encourages participants’ retention at the Company by offering eligible participants an opportunity to receive shares of the Company by voluntarily investing their own funds and holding such shares through the end of the 3-year vesting period.

The Board of Directors approved the programs listed below under the terms and conditions of the LTI Plan, which includes a list of eligible people, the period for the acquisition of own shares by the participants and the number of shares to be delivered to participants as consideration for each share acquired.

Program Name	Approval Date	Grant Date	Description	Expected amount for delivery
2018 LTI Program	March 28, 2018	April 6, 2018

LTI Programs’ participants will receive shares held in treasury or acquired through repurchase programs.

If these shares cannot be delivered, the Company may pay participants in cash in an amount corresponding to the share price traded on the stock exchange on the second business day immediately prior to the respective payment date.

(*)
2019 LTI Program	March 13, 2019	March 19, 2019		582 thousand shares
2020 LTI Program	March 19, 2020	April 1, 2020		1,817 thousand shares
2021 LTI Program	May 5, 2021	May 10, 2021		847 thousand shares
(*)	In April 2021, the LTI Program 2018 was fully settled with the delivery of shares in Braskem held in treasury. Consequently, the difference between the historical cost of the shares held in treasury (R$11,507) and the amounts recorded at OCI (R$14,980) was transferred to capital reserve, corresponding to R$3,473.

The fair value of the Company’s consideration is calculated in accordance with the agreed terms. For the eligible people of the Company, the fair value considers the price of the class A preferred shares. For the eligible people of subsidiaries abroad, the fair value considers the quoted price of the American Depository Receipts (“ADR”) on December 31, 2021.

As of December 31, 2021, the amount recorded under shareholders equity is R$32,629 (2020: R$32,295).

27.3 Post-employment benefits

The obligations for contributions to defined contribution plans are recognized in profit or loss as personnel expenses when the related services are provided by employees. The contributions paid in advance are recognized as an asset to the extent that a cash reimbursement or a reduction in future payments is possible.

The Company’s net obligation for defined benefit plans is calculated for each of the plans based on the estimated amount of future benefit that employees will receive in return for services rendered in the current and prior periods. Such amount is discounted to its present value and is reported net of the fair value of any of the plan’s assets.

The calculation of the obligation of the defined benefit plan is made annually by a qualified accountant using the projected unit credit method. When calculations result in a potential asset for the Company, the asset to be recognized is limited to the present value of economic benefits available as future plan reimbursements or as a reduction in future contributions to the plan. To calculate the present value of economic benefits, any applicable minimum cost requirements are taken into account. Remeasurements of net obligation, which include actuarial gains and losses, return on plan assets (excluding interest) and the effects of the asset cap (if any, excluding interest), are immediately recognized in other comprehensive income.

Braskem and subsidiaries in Brazil

Braskem and the subsidiaries in Brazil sponsor a defined contribution plan for its team members managed by Vexty, a private pension plan entity. Vexty offers its participants, which are employees of the sponsoring companies, an optional defined contribution plan in which monthly and additional participant contributions and monthly and annual sponsor contributions are made to individual pension savings accounts. For this plan, the sponsors pay contributions to private pension plan on contractual or voluntary bases. As soon as the contributions are paid, the sponsors do not have any further obligations related to additional payments.

As of December 31, 2021, the number of active participants in Vexty was 6,113 (2020: 5,834) and the contributions made by the sponsors in the year amounted to R$68,744 (2020: R$46,689) and the contributions made by the participants amounted to R$83,599 (2020: R$74,980).

According to Brazilian laws, the type of health plan offered by Braskem, named contributory plan, ensures to the participant who retires or is dismissed without cause the right to remain in the plan with the same assistance coverage conditions they had during the employment term, provided they assume the full payment of the plan (Company’s part plus participant’s part).

Braskem America

The subsidiary Braskem America administers the Novamont, which is a closed defined benefit pension plan for the employees of a plant located in the State of West Virginia. On December 31, 2021, there were 36 active participants, 141 employees with deferred benefits along with 173 participants assisted (2020: 37 active participants, 151 employees with deferred benefits and 170 assisted participants).

Due to the financing level of the plan, the subsidiary was not required to make contributions during the 2021 and 2020; therefore, there were no additional cash contributions made by the subsidiary or the participants in 2021 and 2020.

Braskem Alemanha

The subsidiary Braskem Alemanha is the sponsor of the defined benefit plans and defined contribution plans of its employees. On December 31, 2021, the plans have 158 participants (2020: 158 participants) and no contributions were made by the subsidiary or the participants in 2021 and 2020.

Braskem Holanda

The subsidiary Braskem Holanda is the sponsor of the defined contribution plans of its employees. On December 31, 2021, the plans have 9 participants (2020: 8 participants) and no contributions were made by the subsidiary or the participants in 2021 and 2020.

Braskem Idesa

The subsidiary Braskem Idesa is the sponsor of defined benefit plans for its team members. On December 31, 2021, the plan was composed of 936 active participants (2020: 833 active participants). The contributions the subsidiary made in the year amounted to R$3,810 (2020: R$3,037). During 2021 and 2020, there were no contributions from participants.

(a)	Amounts in statement of financial position

	2021	2020

Defined benefit
Novamont Braskem America	117,509	113,662
Braskem Idesa	22,960	17,243
Braskem Alemanha and Braskem Holanda	223,193	239,955
	363,662	370,860
Health care
Bradesco saúde	243,706	217,089
Total obligations	607,368	587,949

Fair value of plan assets
Novamont Braskem America	(117,509)	(113,662)
Braskem Alemanha	(2,162)	(2,213)
	(119,671)	(115,875)

Consolidated net balance (non-current liabilities)	487,697	472,074

(b)	Change in obligations

			2021			2020			2019
	Health	Benefit		Health	Benefit		Health	Benefit
	insurance	plans	Total	insurance	plans	Total	insurance	plans	Total

Balance at beginning of year	217,089	370,860	587,949	224,852	245,565	470,417	90,679	183,687	274,366
Current service cost	4,817	13,681	18,498	4,678	12,486	17,164	2,698	8,233	10,931
Interest cost	15,692	5,906	21,598	17,097	6,482	23,579	8,663	6,133	14,796
Benefits paid	(10,712)	(7,191)	(17,903)	(5,949)	(7,409)	(13,358)	(5,817)	(4,677)	(10,494)
Change plan								8,068	8,068
Actuarial losses (gain)	16,820	(26,668)	(9,848)	(23,589)	25,803	2,214	128,629	38,437	167,066
Exchange variation		7,074	7,074		87,933	87,933		5,684	5,684
Balance at the end of the year	243,706	363,662	607,368	217,089	370,860	587,949	224,852	245,565	470,417

(c)	Change in fair value plan assets

	2021	2020	2019

Balance at beginning of year	115,875	81,342	67,993
Actual return on plan assets	722	15,791	14,329
Employer contributions			285
Benefits paid	(5,301)	(4,973)	(3,966)
Exchange variation	8,375	23,715	2,701
Balance at the end of the year	119,671	115,875	81,342

As of December 31, 2021, and 2020, the balance of the fair value of assets is represented by the assets of the Novamont defined benefit plan, which has a level-1 fair value hierarchy.

(d)	Amounts recognized in profit and loss

			2021			2020			2019
	Health	Benefit		Health	Benefit		Health	Benefit
	insurance	plans	Total	insurance	plans	Total	insurance	plans	Total

Current service cost	4,817	13,681	18,498	4,678	12,486	17,164	2,698	8,233	10,931
Interest cost	15,692	5,906	21,598	17,097	6,482	23,579	8,663	6,133	14,796
Actuarial losses		(24,203)	(24,203)		15,461	15,461		28,936	28,936
	20,509	(4,616)	15,893	21,775	34,429	56,204	11,361	43,302	54,663

(e)	Actuarial assumptions
															(%)
					2021					2020					2019
	Health	United				Health	United				Health	United
	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands

Discount rate	5.33	2.90	8.00	1.20	1.20	3.99	2.60	7.25	0.70	0.70	3.60	3.35	7.25	2.00	2.00
Inflation rate	3.00	n/a	4.00	2.00	2.00	3.25	n/a	4.00	2.00	2.00	4.00	n/a	4.00	2.00	2.00
Expected return on plan assets	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	5.00	3.00	3.00	n/a	n/a	5.00	3.00	3.00	n/a	n/a	5.00	3.00	3.00
Rate of increase in future pension plan	n/a	n/a	n/a	1.75	1.75	n/a	n/a	n/a	1.75	1.75	n/a	n/a	n/a	1.75	1.75
Aging factor	2.50	n/a	n/a	n/a	n/a	2.50	n/a	n/a	n/a	n/a	2.50	n/a	n/a	n/a	n/a
Medical inflation	3.50	n/a	n/a	n/a	n/a	3.50	n/a	n/a	n/a	n/a	3.50	n/a	n/a	n/a	n/a
Duration	14.16	n/a	n/a	n/a	n/a	14.99	n/a	n/a	n/a	n/a	15.32	n/a	n/a	n/a	n/a

(f)	Sensitivity analysis

	Impact on the defined benefit obligation
	Premise change					Premise increase					Premise reduction
	Health	United				Health	United				Health	United
	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands	insurance	States	Mexico	Germany	Netherlands
Discount rate	1.0%	1.0%	1.0%	0.3%	0.3%	26,078	15,283	1,752	10,495	558	(31,796)	(12,714)	(2,078)	(11,294)	(599)
Real medical inflation	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Rate of increase in future salary levels	n/a	n/a	n/a	0.5%	0.5%	n/a	n/a	n/a	13,163	695	n/a	n/a	n/a	(12,415)	(655)
Rate of increase in future pension plan	1.0%	n/a	n/a	0.25%	0.25%	(5,870)	n/a	n/a	6,488	343	6,021	n/a	n/a	(6,296)	(332)
Life expectancy	1.0%	n/a	n/a	1 year	1 year	44,929	n/a	n/a	5,565	294	(35,676)	n/a	n/a	(5,809)	(307)
Mortality rate	n/a	10.0%	n/a	n/a	n/a	n/a	6,455	n/a	n/a	n/a	n/a	(12,714)	n/a	n/a	n/a

										Health insurance - Impact on cost of services and interests costs
										Premise change		Premise increase		Premise reduction
										Cost of	Iterests	Cost of	Iterests	Cost of	Iterests
										services	costs	services	costs	services	costs
Discount rate										1.0%	1.0%	689	32	(879)	79
Life expectancy										1.0%	1.0%	604	3,814	(508)	(3,029)
Rate of increase in future pension plan										1.0%	1.0%	119	498	(122)	(511)